Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Operations
REVENUES	$ 0	$ 0	$ 0
COST OF SALES	0	0	0
GROSS PROFIT	0	0	0
OPERATING EXPENSES
Stock based compensation to officers, directors, and consultants	3,095,169	1,242,362	717,163
Other Operating Expenses (as restated for the years ended December 31, 2022 and 2021 - see Note 1)	560,480	473,315	454,311
Total Operating Expenses	3,655,649	1,715,677	1,171,474
LOSS FROM OPERATIONS	(3,655,649)	(1,715,677)	(1,171,474)
Other Income (Expense)
Finance expense	(670,645)	(1,927,818)	(1,352,672)
Total Other Income (Expense) - Net	(670,645)	(1,927,818)	(1,352,672)
INCOME (LOSS) BEFORE INCOME TAXES (as restated for the years ended December 31, 2022 and 2021 - see Note 1)	(4,326,294)	(3,643,495)	(2,524,146)
PROVISION FOR INCOME TAXES	0	0	0
NET INCOME (LOSS) (as restated for the years ended December 31, 2022 and 2021 - see Note 1)	(4,326,294)	(3,643,495)	(2,524,146)
Deemed dividends for warrants	0	(780)	(85,930)
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS (as restated for the years ended December 31, 2022 and 2021 - see Note 1)	$ (4,326,294)	$ (3,644,275)	$ (2,610,076)
Weighted average shares outstanding - Basic and Diluted	1,182,641,871	669,820,563	618,123,865
NET LOSS PER SHARE - Basic and Diluted	$ (0.00)	$ (0.01)	$ (0.00)